Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Income Tax [Line Items]
Net operating tax loss carryforwards	$ 17,363
Deferred tax liabilities	$ 25,512		$ 2,541
Shenzhen Xunlei [Member]
Income Tax [Line Items]
Capitalized software sold at market valuation | ¥		¥ 42